Short-Term Investments	12 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Short-term investments
11.	Short-term investments

The following table presents the fair value hierarchy for the Group’s short-term investments that are measured and recorded at fair value on a recurring basis as of June 30, 2023 and 2024:

June 30, 2023	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	50,213	-	50,213
Investment in private fund(ii)	-	-	58,223	58,223
Investment in structured notes(iii)	-	57,867	-	57,867
Total	-	108,080	58,223	166,303

June 30, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	246,195	-	246,195
Total	-	246,195	-	246,195

(i)	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

(ii)	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets. The investment can be redeemed at any time after the specified lock-up period. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. All of the remaining balance of the investment in private fund was redeemed in July 2023.

(iii)	The Group’s investment in structured notes was issued by an asset management company with variable returns indexed to the performance of specified underlying assets. The structured notes are with original maturity of one year subsequent to the issue date, i.e. June 29, 2023, early redemption is allowed on any business day subsequent to the issue date and redemption amount shall be determined based on the price of the underlying fund. Fair value is estimated according to the structured note valuation provided by the asset management company. As of June 30, 2023, the fair value of structured note was based on quoted prices for similar items in active markets including the observable quoted price of the underlying fund. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement as of June 30, 2023. During the year ended June 30, 2024, this investment was transferred from Level 2 to Level 3 due to change in the underlying assets, and the Group uses the net asset value provided by the asset management company based on the expected cash flows using the unobservable expected return to estimate the fair value. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. The structured notes matured on June 28, 2024, and the redemption amount of RMB58,213 was reclassified as receivable from the issuer as of June 30, 2024, and was collected by the Group in early July 2024.

The following table summarizes the activities related to fair value of the investments classified as a Level 3 measurement:

	For the years ended June 30,
	2023	2024
	RMB	RMB

Fair value of Level 3 investments at beginning of the year	-	58,223
Investment made	87,885	-
Transfer from Level 2 investments	-	57,867
Redemption	(36,028)	(116,270)
Gain/(loss)	401	1,274
Exchange adjustment	5,965	(1,094)
Fair value of Level 3 investments at end of the year	58,223	-

For the years ended June 30, 2022, 2023 and 2024, the Company recorded gains or losses resulting from changes in the fair values of short-term investments in the line item “others, net” in the consolidated statements of operations and comprehensive (loss)/income. As of June 30, 2023 and 2024, none of these short-term investments were frozen, guaranteed or subject to other restrictions.